Prepaid Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Prepaid Expenses Tables Abstract
Schedule of prepaid expenses
	As of March 31,
	2019	2018
Deposit for purchase of raw materials	$5,940,447	$-
Other prepaid expenses	110,087	28,298
Total	$6,050,534	$28,298